Label	Element	Value
Large-Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large-Cap Core Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2022, the portfolio turnover rate was 126% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, this Fund invests at least 80% of its assets in the equity securities of large-capitalization companies. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization range within the S&P 500 Index, the Fund’s benchmark index, which measures the performance of the large-capitalization U.S. equity universe. As of December 31, 2022, the market capitalization range of the S&P 500 Index was approximately $3.6 billion to $2.1 trillion. As of December 31, 2022, the weighted average market capitalization of the Fund was approximately $424.9 billion.

The Fund focuses on those equity securities that the sub-adviser considers attractively valued and seeks to outperform the Fund’s benchmark index through superior stock selection.

The Fund primarily invests in the common stock of U.S. companies but may also invest up to 20% of its assets in the common stock of foreign issuers that are U.S. dollar denominated, including depositary receipts. The Fund may also invest in mid-capitalization companies.

In managing the Fund, the sub-adviser employs a three-step process that combines research, valuation and stock selection. The sub-adviser takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow the sub-adviser to rank the companies according to their relative value. The sub-adviser then buys and sells equity securities using the research and valuation rankings as a basis.

In general, the sub-adviser buys equity securities that reflect a growth style and/or value style (“core”) and that are identified as attractively valued, and considers selling them when they appear to be overvalued or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

J.P. Morgan Investment Management Inc. began managing the Fund on May 1, 2022, and some investment policies changed at that time. Other firms managed the Fund before that date.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 18.58%; Q1 2020: (20.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.45%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns(For the periods endedDecember 31, 2022)
Large-Cap Core Portfolio | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Large-Cap Core Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Large-Cap Core Portfolio | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. Income from equity securities may be reduced by changes in the dividend policies of issuers and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time.
Large-Cap Core Portfolio | Large-Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
Large-Cap Core Portfolio | Growth Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
Large-Cap Core Portfolio | Value Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
Large-Cap Core Portfolio | Mid-Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
Large-Cap Core Portfolio | Foreign Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.
Large-Cap Core Portfolio | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
Large-Cap Core Portfolio | Underlying Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
Large-Cap Core Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.56%
Large-Cap Core Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847
Annual Return 2013	rr_AnnualReturn2013	31.77%
Annual Return 2014	rr_AnnualReturn2014	10.82%
Annual Return 2015	rr_AnnualReturn2015	3.35%
Annual Return 2016	rr_AnnualReturn2016	11.83%
Annual Return 2017	rr_AnnualReturn2017	17.08%
Annual Return 2018	rr_AnnualReturn2018	(7.74%)
Annual Return 2019	rr_AnnualReturn2019	32.13%
Annual Return 2020	rr_AnnualReturn2020	13.94%
Annual Return 2021	rr_AnnualReturn2021	27.76%
Annual Return 2022	rr_AnnualReturn2022	(20.61%)
Label	rr_AverageAnnualReturnLabel	Class I (incepted January 4, 1988)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 1988
Large-Cap Core Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 604
Label	rr_AverageAnnualReturnLabel	Class P (incepted May 2, 2011)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011